Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Comprehensive Income (Loss)
Comprehensive income (loss) is as follows:

(in thousands)	Three months ended March 31,
	2011	2010
Comprehensive Income (Loss):
Net income	$145,317	$95,782
Other comprehensive income (loss):
Currency translation, net of income tax	556	447
Pension liability adjustments, net of income tax	54	23

Total comprehensive income	145,927	96,252
Comprehensive income attributable to noncontrolling interest	44,989	23,299

Comprehensive income attributable to SNI	$100,938	$72,953

Comprehensive income (loss) is as follows:

( in thousands )	For the years ended December 31,
	2010	2009	2008
Comprehensive Income (Loss):
Net income (loss)	$529,009	$384,874	$115,948
Other comprehensive income (loss):
Currency translation, net of income tax	992	(38,782)	(14,311)
Pension liability adjustments, net of income tax	(9,506)	4,588	4,399

Total comprehensive income (loss)	520,495	350,680	106,036
Comprehensive income attributable to noncontrolling interest	118,044	85,845	92,391

Comprehensive income (loss) attributable to SNI	$402,451	$264,835	$13,645